REVENUES	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
    The tables below summarize the partnership’s segment revenues by type of revenues for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	1,041	579	21	—	1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	900	594	5	—	1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenues	104	612	8	—	724
Total revenues	$28,822	$4,559	$9,651	$—	$43,032
(b)Timing of recognition of revenues from contracts with customers
    The tables below summarize the partnership’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$24,810	$1,403	$11,864	$—	$38,077
Services transferred over a period of time	4,137	2,475	257	—	6,869
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$17,665	$1,382	$10,436	$—	$29,483
Services transferred over a period of time	4,015	2,423	215	—	6,653
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$23,070	$1,379	$9,409	$—	$33,858
Services transferred over a period of time	5,648	2,568	234	—	8,450
Total revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
(c)Revenues by geography
    The table below summarizes the partnership’s total revenues for the years ended December 31, 2021, 2020, and 2019:

(US$ MILLIONS)	2021	2020	2019
United Kingdom	$18,827	$13,996	$20,202
United States of America	6,715	5,848	5,218
Europe	7,107	5,184	5,145
Australia	4,529	4,299	4,059
Canada	3,916	3,137	3,860
Brazil	1,711	1,403	1,800
Mexico	813	765	698
Other	2,969	3,003	2,050
Total revenues	$46,587	$37,635	$43,032
    The tables below summarize the partnership’s segment revenues by geography for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$18,257	$344	$206	$—	$18,807
United States of America	344	1,591	4,775	—	6,710
Europe	2,495	1,257	3,007	—	6,759
Australia	4,404	11	84	—	4,499
Canada	2,436	85	554	—	3,075
Brazil	259	82	1,155	—	1,496
Mexico	—	—	813	—	813
Other	752	508	1,527	—	2,787
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	$1,041	$579	$21	$—	$1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$13,417	$371	$192	$—	$13,980
United States of America	21	1,685	4,137	—	5,843
Europe	1,071	1,139	2,624	—	4,834
Australia	4,155	10	63	—	4,228
Canada	1,841	90	485	—	2,416
Brazil	339	78	787	—	1,204
Mexico	—	—	765	—	765
Other	836	432	1,598	—	2,866
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	$900	$594	$5	$—	$1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$19,694	$334	$128	$—	$20,156
United States of America	324	1,609	3,278	—	5,211
Europe	687	1,239	2,889	—	4,815
Australia	4,042	14	—	—	4,056
Canada	2,942	63	752	—	3,757
Brazil	405	97	1,097	—	1,599
Mexico	—	5	693	—	698
Other	624	586	806	—	2,016
Total revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenues	$104	$612	$8	$—	$724
Total revenues	$28,822	$4,559	$9,651	$—	$43,032
(d)Lease income
    The leases in which the partnership is a lessor are operating in nature. Total lease income from operating leases totaled $684 million for the year ended December 31, 2021 (2020: $679 million). The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2021 and 2020:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Total - December 31, 2021	$843	$978	$409	$2,230
Total - December 31, 2020	$360	$748	$397	$1,505
(e)Remaining performance obligations
Business services
    In the partnership’s construction services business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract, work order, or letter of intent. As at December 31, 2021, the partnership’s backlog of construction projects was approximately $7.5 billion (2020: $5.6 billion).
Infrastructure services
    The partnership’s service provider to the nuclear power generation industry had remaining backlog of approximately $9.3 billion as at December 31, 2021 (2020: $9.9 billion). Included in this amount is an estimate of expected future performance obligations related to long-term arrangements to provide fuel assemblies and associated components. The partnership expects to recognize most of this amount within the next 10 years.
Industrials
    The partnership’s Brazilian water and wastewater services business is party to certain remaining performance obligations which have a duration of more than one year. As at December 31, 2021, the remaining performance obligations were approximately $8.9 billion (2020: $9.5 billion), with the most significant relating to the service concession arrangements with various municipalities which have an average term of 24 years.